Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
Ohio (98.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	495	531
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	100	108
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	600	650
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	555	553
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,567
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,750	2,665
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,185	2,088
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	236
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	5,725	4,585
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	513
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,000	1,940
[1]	Akron City School District COP	5.000%	8/1/53	1,000	1,064
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	548
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	297
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	1,830
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	633
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	1,882
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,168
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	428
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,751
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,552
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	389
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,644
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,356
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,348
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	124
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,386
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	661
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	4,520	4,717
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	1,925
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	4,841
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,004
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	4,925	4,719
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,340
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,885	2,449
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	100	111
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	186
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	231
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	306
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	380
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	1,500	1,711
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	454
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	251
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	104
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	178
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,000	1,022
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	355	362
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,292
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,391
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	762
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,290
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	393
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,509
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,022
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/41	1,790	1,809
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/51	3,200	3,078
	Athens City School District GO	4.000%	12/1/29	745	787
	Athens City School District GO	4.000%	12/1/30	380	400
	Athens City School District GO	4.000%	12/1/31	400	420
	Athens City School District GO	3.250%	12/1/48	2,000	1,619
[3]	Athens City School District GO	5.000%	12/1/49	1,750	1,879
	Barberton OH BAN GO	4.625%	4/11/24	1,885	1,886
	Beachwood City School District GO	5.000%	12/1/48	2,000	2,149
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	876

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	893
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	739
	Big Walnut Local School District GO	5.000%	12/1/42	920	979
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	2,450
	Big Walnut Local School District GO	3.500%	12/1/55	290	234
	Big Walnut Local School District GO	5.000%	12/1/55	2,175	2,250
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	126
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,219
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,036
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	320
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	463
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,140
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	669
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	612
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	817
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	481
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	769
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	510
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	812
[4]	Brunswick City School District GO	0.010%	12/1/35	200	131
[4]	Brunswick City School District GO	0.010%	12/1/36	200	124
[4]	Brunswick City School District GO	4.125%	12/1/48	1,000	1,003
[4]	Brunswick City School District GO	5.250%	12/1/53	1,000	1,081
[4]	Brunswick City School District GO	5.500%	12/1/60	2,785	3,041
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,500	1,642
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	9,280	10,107
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,065	2,237
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	2,033
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,350	3,384
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	7,525	5,749
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,330	17,036
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	1,280	1,220
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	677
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	153
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,040	1,074

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,075	1,110
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	993
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	412
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,054
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	257
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,179
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,000	962
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	97
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	136
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	193
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	198
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	203
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	211
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	212
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	224
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	228
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	236
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	922
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,091
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,241
Canton City School District GO	5.000%	12/1/43	1,555	1,692
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	378
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,473
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	600	534
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	462
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	526
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	420
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	420
Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	566
Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	445	446
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	995
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	700	700
	Cincinnati OH GO	4.000%	12/1/30	500	521
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	416
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	685
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	892
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	164
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	229
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	592
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	822
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	955
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,073
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	636
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	879
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	549
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,775	1,829
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	513
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,242
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/51	225	184
	Cleveland OH GO	3.000%	12/1/28	895	898
	Cleveland OH GO	3.000%	12/1/31	1,500	1,499
	Cleveland OH GO	4.000%	12/1/31	385	408
	Cleveland OH GO	3.000%	12/1/32	1,825	1,811
	Cleveland OH GO	5.000%	12/1/32	225	245
	Cleveland OH GO	3.000%	12/1/33	990	977
	Cleveland OH GO	3.000%	12/1/35	750	726
	Cleveland OH GO	3.000%	12/1/36	795	755
	Cleveland OH GO	3.000%	12/1/37	1,000	926
	Cleveland OH GO	5.000%	12/1/40	1,000	1,125
	Cleveland OH GO	5.000%	12/1/41	860	963
	Cleveland OH GO	5.000%	12/1/43	250	277
	Cleveland OH GO	3.000%	12/1/49	2,370	1,879
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	405
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	520
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	416
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	312
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	534
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	533
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	700	657
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	496
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	441
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	1,725	1,490
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleveland OH Income Tax Revenue	3.000%	10/1/45	3,420	2,707
Cleveland OH Income Tax Revenue	3.000%	10/1/46	1,710	1,335
Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	613
Cleveland State University College & University Revenue	5.000%	6/1/27	205	212
Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/37	1,820	2,091
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	683
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,034
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,436
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/26	265	275
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/30	1,530	1,659
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/31	1,605	1,752
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/32	1,690	1,853
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.000%	8/1/33	1,780	1,923
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	6,010	6,332
Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	283
Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	338
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	309
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	352
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,117
Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,044
Columbus City School District GO	5.000%	12/1/42	450	464
Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,594
Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/36	1,500	1,637
Columbus OH GO	5.000%	4/1/30	130	148
Columbus OH GO	4.000%	7/1/30	1,200	1,212
Columbus OH GO	5.000%	4/1/37	3,835	4,330
Columbus OH GO	5.000%	4/1/39	4,500	5,013
Columbus OH GO	5.000%	4/1/40	3,000	3,326
Columbus OH GO	5.000%	4/1/41	2,400	2,650
Columbus OH Sewerage Sewer Revenue VRDO	3.160%	3/7/24	4,700	4,700
Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	156
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	370
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	771
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,350
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	5,571
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	2,341
	Copley-Fairlawn City School District GO	5.000%	12/1/44	2,140	2,253
	Coshocton County OH BAN GO	4.250%	4/6/24	3,540	3,540
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,023
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	1,843
	Cuyahoga Community College District GO	5.000%	12/1/37	55	57
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,700	1,701
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	450	450
	Cuyahoga County OH GO	3.000%	12/1/36	1,050	976
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	206
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	506
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	6,975	7,067
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	425
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	522
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	518
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	842
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	2,170	2,198
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	3,010	3,015
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	273
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	206
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	287
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	308
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	994
	Delaware County OH Sales Tax Supported Sales Tax Revenue	3.500%	12/1/31	2,750	2,769
	Delhi Township OH GO	4.000%	12/1/29	150	159
	Delhi Township OH GO	4.000%	12/1/30	160	171
	Delhi Township OH GO	4.000%	12/1/31	145	157
	Delhi Township OH GO	4.000%	12/1/32	310	335
	Delhi Township OH GO	4.000%	12/1/33	400	429
	Delhi Township OH GO	4.000%	12/1/34	815	877
	Delhi Township OH GO	4.000%	12/1/35	430	459
	Delhi Township OH GO	4.000%	12/1/36	320	340
[5]	Deutsche Bank Spears/Life Trust Revenue TOB VRDO	3.830%	3/7/24	11,730	11,730
[3]	Dublin City School District GO	5.000%	12/1/43	700	786
[3]	Dublin City School District GO	5.000%	12/1/44	800	896
[3]	Dublin City School District GO	5.000%	12/1/48	3,000	3,312
	Dublin OH GO	5.000%	12/1/31	500	552
	Dublin OH GO	5.000%	12/1/32	550	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dublin OH GO	3.000%	12/1/35	375	366
	Dublin OH GO	3.000%	12/1/36	990	947
	East Knox Local School District GO	3.000%	11/1/56	1,100	819
	Elyria OH GO	4.000%	12/1/25	470	478
	Elyria OH GO	4.000%	12/1/27	670	688
	Elyria OH GO	4.000%	12/1/28	695	714
	Elyria OH GO	4.000%	12/1/31	225	231
	Elyria OH GO	4.000%	12/1/32	280	286
	Elyria OH GO	4.000%	12/1/33	440	449
	Euclid City School District GO	4.750%	1/15/54	645	648
	Fairborn City School District GO	3.000%	12/1/55	7,320	5,216
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	158
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	115
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	131
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	183
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	183
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	295
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	884
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	1,644
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,017
	Fairfield County OH GO	2.000%	12/1/41	800	565
[4]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	3,395
[4]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	2,589
	Franklin City School District GO	3.000%	11/1/40	400	345
	Franklin City School District GO	3.000%	11/1/50	1,500	1,134
	Franklin City School District GO	3.000%	11/1/57	6,180	4,459
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/29	800	817
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	575
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/35	500	507
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,370
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	613
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	506
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	6,560	6,167
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	210
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	544
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	587
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	149
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,233
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	3,385	3,568
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	485	489
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	1,500	1,465
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	530	544
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	4,824
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	831
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,445	2,316
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	1,000	1,110
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	4,674
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	971
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.210%	3/7/24	400	400
	Franklin County OH Sales Tax Revenue	5.000%	6/1/37	1,155	1,245
	Franklin County OH Sales Tax Revenue	5.000%	6/1/38	2,500	2,686
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	8,000	8,487
	Fremont City School District GO	5.000%	1/15/40	200	204
[4]	Gahanna-Jefferson City School District (School Facilities Project) COP	3.000%	12/1/34	1,430	1,363
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	3,943
	Grandview Heights City School District GO	3.125%	12/1/55	245	192
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/29	500	536
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,010
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	1,738
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	4,157
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/46	7,065	5,794
	Greene County Vocational School District GO	5.000%	12/1/29	300	330
	Greene County Vocational School District GO	4.000%	12/1/34	700	729
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	940	941
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,080
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,750	2,755
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,055
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,612
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	1,000	1,036
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,620	2,705
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,400	3,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	6,680	5,931
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,500	3,284
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,945	2,368
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	6,000	6,085
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,021
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,000	2,348
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,465	1,465
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,469
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	850	797
[6]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/7/24	1,500	1,500
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.500%	3/7/24	3,200	3,200
[1,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	329
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,303
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	2,678
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,300	1,328
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	2,110	2,152
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	210
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	400	420
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	364
	Hilliard OH Income Tax Revenue	5.000%	12/1/34	855	992
	Hilliard OH Income Tax Revenue	5.000%	12/1/38	1,655	1,872
	Hilliard OH Income Tax Revenue	5.000%	12/1/40	1,825	2,042
	Hilliard OH Income Tax Revenue	5.000%	12/1/41	1,915	2,132
	Hilliard OH Income Tax Revenue	5.000%	12/1/42	510	566
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	10,000	10,787
[4]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,281
[4]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,335
	Hudson OH City School District GO	4.000%	12/1/33	420	427
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	900
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	913
	Kent City School District GO	3.000%	12/1/40	1,000	879
	Kent State University College & University Revenue	5.000%	5/1/29	100	111
	Kent State University College & University Revenue	5.000%	5/1/30	175	198
	Kent State University College & University Revenue	5.000%	5/1/31	175	197
	Kent State University College & University Revenue	5.000%	5/1/32	150	168
	Kent State University College & University Revenue	5.000%	5/1/33	250	280
	Kent State University College & University Revenue	5.000%	5/1/34	315	352
	Kent State University College & University Revenue	5.000%	5/1/35	350	390
	Kent State University College & University Revenue	5.000%	5/1/36	400	444
	Kent State University College & University Revenue	5.000%	5/1/37	225	248
	Kent State University College & University Revenue	5.000%	5/1/38	300	329
	Kent State University College & University Revenue	5.000%	5/1/39	300	328
	Kent State University College & University Revenue	5.000%	5/1/40	450	489
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,391
	Kent State University College & University Revenue	5.000%	5/1/50	1,620	1,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenton City School District GO	4.000%	11/1/58	3,700	3,491
	Kettering City School District COP	5.000%	12/1/31	260	286
	Kettering City School District COP	4.000%	12/1/33	270	282
	Kettering City School District COP	4.000%	12/1/35	375	389
	Kettering City School District COP	3.375%	12/1/46	295	255
[1]	Kettering City School District GO	5.250%	12/1/31	1,000	1,108
	Lake Local School District/Wood County OH GO	4.000%	12/1/58	7,000	6,428
	Lakewood City School District GO	4.000%	11/1/30	235	245
	Lakewood City School District GO	4.000%	11/1/31	440	458
	Lakewood City School District GO	4.000%	11/1/32	245	254
	Lakewood City School District GO	4.000%	11/1/33	375	387
	Lakewood City School District GO	4.000%	11/1/34	380	392
	Lakewood OH GO	4.500%	3/14/24	5,000	5,001
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	364
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	17,220	17,395
	Lexington Local School District GO	3.000%	10/1/44	490	414
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/46	540	418
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	1,492
	Licking Heights Local School District GO	4.500%	10/1/51	1,900	1,924
	Licking Heights Local School District GO	3.500%	10/1/54	200	169
	Licking Heights Local School District GO	5.500%	10/1/59	6,565	7,143
	Logan Elm Local School District GO	4.000%	11/1/55	975	927
	Lorain County OH BAN GO	4.125%	5/2/24	2,225	2,226
[5]	Lucas County OH GO TOB VRDO	3.600%	3/1/24	13,735	13,735
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	480	473
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,350	1,028
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	1,850	1,775
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/28	100	100
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/29	100	101
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/30	200	201
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/31	180	179
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/35	800	764
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/40	100	74
	Mariemont City School District GO	3.000%	12/1/34	555	546
	Marysville OH BAN GO	4.500%	3/20/24	3,000	3,000
	Maumee OH GO	3.000%	12/1/33	1,225	1,212
	Medina County OH GO	4.000%	12/1/29	165	169
	Medina County OH GO	4.000%	12/1/31	160	163
	Medina County OH GO	3.000%	12/1/35	270	257
	Medina County OH GO	3.000%	12/1/37	500	458
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	108
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	2,615	2,693
	Miami Trace Local School District GO, Prere.	5.000%	12/1/25	2,230	2,310
	Miami University OH College & University Revenue	5.000%	9/1/31	640	725
	Miami University OH College & University Revenue	5.000%	9/1/32	345	396
	Miami University OH College & University Revenue	5.000%	9/1/33	1,055	1,218
	Miami University OH College & University Revenue	5.000%	9/1/34	1,035	1,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami University OH College & University Revenue	5.000%	9/1/34	1,100	1,263
	Miami University OH College & University Revenue	5.000%	9/1/35	760	871
	Miami University OH College & University Revenue	5.000%	9/1/36	685	780
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	752
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	4,800
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,535
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	516
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	488
	Middletown OH GO	4.050%	12/1/52	2,840	2,728
[4]	Midview Local School District COP	4.000%	11/1/28	810	849
[4]	Midview Local School District COP	4.000%	11/1/29	870	920
	Milford Exempt Village School District GO	4.000%	12/1/34	300	319
	Milford Exempt Village School District GO	4.000%	12/1/35	250	264
	Milford Exempt Village School District GO	4.000%	12/1/36	150	157
	Milford Exempt Village School District GO	4.000%	12/1/37	250	259
	Milford Exempt Village School District GO	4.000%	12/1/38	205	211
	Milford Exempt Village School District GO	4.000%	12/1/39	135	138
	Milford Exempt Village School District GO	4.000%	12/1/40	225	229
	Milford Exempt Village School District GO	4.000%	12/1/41	385	390
	Milford Exempt Village School District GO	4.000%	12/1/42	200	202
	Milford Exempt Village School District GO	4.000%	12/1/51	1,785	1,717
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	134
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	244
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	525
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,091
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	175	195
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	327
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,285
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	456
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,950	1,975
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	403
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,000	1,008
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	289
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	4,060	3,363
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	3,000	3,008
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	1,972
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	4,120	3,787
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,695	2,587
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,280	2,065
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	1,786
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	3.780%	3/1/24	1,700	1,700
	North Canton City School District BAN GO	4.625%	7/23/24	2,521	2,531
	North Canton City School District GO	3.000%	11/1/56	4,060	2,957
	North Olmsted City School District GO	4.125%	10/15/53	2,000	1,907
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	101
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	127
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	103
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	106
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	245
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	161
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	751
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	1,609
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	406
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	180
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	826
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	907
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	818
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	6,209
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	106
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	211
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	274
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	190
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	416
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	365
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/29	220	247
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	1,000	959
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	12,600	12,677
	Ohio Appropriations Revenue	5.000%	12/15/26	1,035	1,099
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	433
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	1,955
	Ohio GO	5.000%	5/1/25	670	685
	Ohio GO	5.000%	8/1/25	1,000	1,028
	Ohio GO	5.000%	9/15/25	1,170	1,206
	Ohio GO	4.000%	6/15/26	2,500	2,567
	Ohio GO	5.000%	9/15/26	2,000	2,113
	Ohio GO	5.000%	5/1/27	235	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	5/1/28	215	236
	Ohio GO	5.000%	5/1/29	360	403
	Ohio GO	5.000%	5/1/30	350	399
	Ohio GO	5.000%	5/1/31	775	900
	Ohio GO	5.000%	5/1/32	600	707
	Ohio GO	5.000%	3/1/33	100	115
	Ohio GO	5.000%	5/1/33	650	763
	Ohio GO	5.000%	5/1/34	1,190	1,214
	Ohio GO	5.000%	5/1/34	700	820
	Ohio GO	5.000%	2/1/35	4,395	4,555
	Ohio GO	5.000%	6/15/35	2,150	2,392
	Ohio GO	5.000%	5/1/36	1,255	1,327
	Ohio GO	5.000%	6/15/36	120	133
	Ohio GO	4.000%	5/1/38	1,665	1,730
	Ohio GO	5.000%	3/1/39	1,585	1,651
	Ohio GO	5.000%	3/1/39	500	560
	Ohio GO, Prere.	5.000%	5/1/25	2,500	2,557
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	155	175
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	125	130
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	36
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	110
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,296
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	500	571
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/37	1,000	1,073
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,609
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	1,809
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,404
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,240
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	2,000	2,035
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,447
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	656
[4]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	1,500	1,212
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	2,686
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	3,000	2,934
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	1,060	802
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	5,143
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	15,300	14,130
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	3,210	3,369
[5,6]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	3/6/24	10,100	10,100
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/1/24	3,045	3,045
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.500%	3/1/24	2,850	2,850
[6]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.780%	3/1/24	1,200	1,200
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,500	2,575
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,002
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	503
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,525
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	975
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,016
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	111
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,035
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,223
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,105
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	806
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	600	645
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	218
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,137
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	144
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	965
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,649
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	882
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	158
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	258
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	225
Ohio Higher Educational Facility Commission College & University Revenue	5.750%	9/1/37	2,605	2,638
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	925	938
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	343
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	680
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,096
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	528
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	450	467
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	1,500	1,471
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,308
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	994
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2017 Project)	5.250%	11/1/46	1,500	1,545
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/36	720	657

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/37	720	644
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/38	300	309
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/39	300	306
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/40	500	507
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	4,250	3,165
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/48	1,000	1,087
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	2,000	2,160
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	2,736
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	914
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,940	1,743
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	3,518
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,300	2,869
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project), Prere.	5.000%	12/1/26	1,505	1,594
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/35	2,000	2,326
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/36	3,500	4,039
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	318
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	581
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	290
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/46	1,975	1,708
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/26	1,360	1,440
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), Prere.	5.000%	12/1/26	1,430	1,515

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	2,875	2,847
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/39	4,890	4,619
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/44	1,980	1,802
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	10/1/49	1,680	1,576
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	2,632
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/28	200	216
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/52	2,125	2,006
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/30	1,810	2,036
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/36	645	710
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/37	595	604
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/38	170	171
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/39	930	930
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/40	600	594
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	935	936
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	975	982
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,015	1,028
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,055	1,073
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,022
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	387
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	414
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	427
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	444
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	958
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,310	1,253

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,238
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	350	308
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	2,150	2,207
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	3,261
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/52	5,000	5,096
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.450%	3/1/24	2,300	2,300
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.730%	3/1/24	3,910	3,910
Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue	6.000%	12/1/52	2,000	2,114
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/25	935	960
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/46	5,740	4,176
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	990	969
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,575	1,066
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,365	3,266
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	13,745	14,180
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/54	4,830	5,106
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,135	1,685
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,340	1,325
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/37	5,220	4,296
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/47	885	886
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/48	1,910	1,901
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	3,375	3,292
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	4,095	4,488
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	8/1/25	3,916	3,974
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,665	2,717
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.530%	2/1/27	1,600	1,599
Ohio Lease (Appropriation) Revenue	5.000%	6/1/28	160	175
Ohio Lease (Appropriation) Revenue	5.000%	10/1/36	1,000	1,057
Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	115	121
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,207
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/27	200	213

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/30	275	311
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,018
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/33	1,000	1,125
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/36	2,045	2,146
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	5,585	6,124
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	4,000	4,350
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	822
Ohio State University College & University Revenue	4.000%	12/1/33	4,000	4,002
Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,033
Ohio State University College & University Revenue	4.000%	12/1/39	2,230	2,291
Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,087
Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,017
Ohio State University College & University Revenue	4.000%	12/1/42	1,000	1,014
Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,019
Ohio State University College & University Revenue	4.000%	12/1/48	6,240	6,162
Ohio State University College & University Revenue	2.500%	12/1/51	3,450	2,343
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	8,975	10,198
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/56	2,845	2,832
Ohio State University College & University Revenue VRDO	3.050%	3/6/24	7,400	7,400
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	125	136
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	865	938
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	534
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	500	596
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.010%	2/15/36	1,825	1,180
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,975	4,892
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,615	5,568
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/38	430	491
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	8,355	9,483
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	3,155	1,634
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	1,500	663
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	2,000	2,163
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	7,905	8,470
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,238
Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	135	157
Ohio Water Development Authority Lease Revenue	5.000%	6/1/31	105	119
Ohio Water Development Authority Lease Revenue	5.000%	12/1/35	1,500	1,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	1,125	1,243
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	3,625	3,986
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,003
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	7,000	7,774
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	2,285	2,474
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	1,000	1,161
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	1,340	1,504
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/37	125	131
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	8,105	9,024
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	5,025	5,565
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	4,340	4,803
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	2,705	2,978
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/41	125	128
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	8,185	8,204
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/46	5,625	6,202
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	5,500	5,916
	Ohio Water Development Authority Water Revenue	5.000%	12/1/25	450	466
	Ohio Water Development Authority Water Revenue	5.000%	6/1/26	300	314
	Ohio Water Development Authority Water Revenue	5.000%	12/1/26	475	504
	Ohio Water Development Authority Water Revenue	5.000%	6/1/27	400	429
	Ohio Water Development Authority Water Revenue	5.000%	12/1/27	385	418
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	407
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	291
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	581
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	872
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	579
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,152
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	515
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	1,710	1,935
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	3,000	3,460
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	3,000	3,442
	Olentangy Local School District GO	4.000%	12/1/34	475	491
[4]	Perry Lake County Local School District COP	3.000%	12/1/34	675	645
[4]	Perry Lake County Local School District COP	3.000%	12/1/36	1,205	1,115
[4]	Perry Lake County Local School District COP	3.000%	12/1/38	1,215	1,081
	Pickerington Local School District GO	4.000%	12/1/38	1,000	1,041
	Pickerington Local School District GO	4.000%	12/1/39	1,000	1,036
	Pickerington Local School District GO	4.000%	12/1/40	1,000	1,029
	Pickerington Local School District GO	4.375%	12/1/49	2,000	2,040
	Pickerington Local School District GO	5.000%	12/1/53	1,000	1,080
	Pickerington Local School District GO	5.250%	12/1/59	2,000	2,196
	Polaris Career Center COP	5.000%	11/1/36	410	419
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	1,000	973
	Reynoldsburg OH GO	3.550%	12/1/42	640	597
	Reynoldsburg OH GO	3.600%	12/1/48	670	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	242
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,091
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	585	605
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/37	900	1,004
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/42	670	661
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/47	1,000	950
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/51	900	856
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,019
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,485
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,600
	Sharonville OH Special Obligation Revenue	4.000%	12/1/39	550	561
	Sharonville OH Special Obligation Revenue	4.000%	12/1/40	560	568
	Sharonville OH Special Obligation Revenue	4.000%	12/1/41	550	556
	Sharonville OH Special Obligation Revenue	4.000%	12/1/42	750	755
[4]	Southeast Wayne County Local School District COP	4.000%	12/1/36	350	364
[4]	Southeast Wayne County Local School District COP	4.000%	12/1/37	350	360
	Southwest Licking Local School District GO	4.000%	11/1/34	500	510
	Southwest Licking Local School District GO	3.375%	11/1/47	120	105
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,408
	South-Western City School District GO	3.000%	12/1/33	250	246
	South-Western City School District GO	3.000%	12/1/34	75	74
	South-Western City School District GO	3.000%	12/1/35	145	140
	Streetsboro City School District GO	4.000%	12/1/49	1,865	1,810
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,950	2,069
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,690	2,882
	Summit County Green Local School District GO	5.000%	11/1/52	4,545	4,804
	Summit County OH GO	5.000%	12/1/30	1,000	1,151
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	5,655
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/57	2,000	1,659
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	950	940
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	927
[3]	Troy OH City School District GO	5.000%	12/1/43	500	559
[3]	Troy OH City School District GO	5.000%	12/1/44	550	613
[3]	Troy OH City School District GO	5.000%	12/1/54	2,000	2,165
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	383
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	393
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	480	502
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	417
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	301
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	426
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	789
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,042
	Union County OH GO	5.000%	12/1/27	215	231
	Union County OH GO	5.000%	12/1/37	950	996
	Union County OH GO	5.000%	12/1/38	615	644
	Union County OH GO	5.000%	12/1/47	2,585	2,678
	University of Akron College & University Revenue	5.000%	1/1/30	530	588
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,231
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	192
	University of Cincinnati College & University Revenue	3.000%	6/1/39	1,530	1,337
	University of Toledo College & University Revenue	5.000%	6/1/25	600	613
	University of Toledo College & University Revenue	5.000%	6/1/26	100	104
	University of Toledo College & University Revenue	5.000%	6/1/27	100	106
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,327
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,373
	Upper Arlington OH Nontax Miscellaneous Revenue	5.000%	12/1/46	2,590	2,750
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/33	175	185
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/34	150	158
	Upper Arlington OH Special Obligation Revenue	4.000%	12/1/36	320	333
	Upper Arlington OH Special Obligation Revenue	5.000%	12/1/55	3,000	3,182
	Valley View Local School District GO	3.000%	11/1/51	2,400	1,802
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	351
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	873
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	570	608
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	570	573
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	625	669
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,005
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	993
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,695	1,506
[4]	Warrensville Heights City School District GO	5.000%	12/1/34	115	116
	West Carrollton City School District GO	3.000%	12/1/39	1,125	995
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	502
	Westfall Local School District GO	4.000%	12/1/31	100	107
	Westfall Local School District GO	4.000%	12/1/33	200	213
	Westfall Local School District GO	4.000%	12/1/36	250	264
	Westfall Local School District GO	2.375%	12/1/50	425	278
	Wickliffe City School District GO	3.000%	12/1/39	400	354
	Wickliffe City School District GO	3.000%	12/1/40	215	186
	Wickliffe City School District GO	4.000%	12/1/50	3,080	2,923
	Winton Woods City School District GO	0.000%	11/1/29	885	738
	Winton Woods City School District GO	0.000%	11/1/30	1,005	806
	Winton Woods City School District GO	0.000%	11/1/31	1,020	791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winton Woods City School District GO	0.000%	11/1/32	1,140	851
[4]	Winton Woods City School District GO	4.000%	11/1/53	3,000	2,855
	Worthington City School District GO	5.000%	12/1/41	2,000	2,259
	Worthington City School District GO	5.000%	12/1/43	1,370	1,534
	Worthington City School District GO	3.750%	12/1/48	1,425	1,329
	Worthington City School District GO	5.000%	12/1/48	2,000	2,205
	Worthington City School District GO	5.500%	12/1/54	11,000	12,445
[4]	Wright State University College & University Revenue	5.000%	5/1/28	570	617
[4]	Wright State University College & University Revenue	5.000%	5/1/29	595	656
[4]	Wright State University College & University Revenue	5.000%	5/1/30	240	269
[4]	Wright State University College & University Revenue	5.000%	5/1/31	840	955
[4]	Wright State University College & University Revenue	5.000%	5/1/31	245	279
[4]	Wright State University College & University Revenue	5.000%	5/1/32	265	304
	Wynford Local School District GO	3.750%	11/1/54	325	275
[3,4]	Yellow Springs Exempt Village School District GO	5.250%	12/1/54	1,000	1,067
[3,4]	Yellow Springs Exempt Village School District GO	5.500%	12/1/60	1,000	1,072
[1]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	266
[1]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,232
[1]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,325
[1]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	2,898
					1,269,202
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	305	293
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	67	66
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	740	751
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,365	3,552
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,421	2,623
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,513	1,686
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	405	261
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	816	800
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	535	518
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	145	138
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	54	49
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	635	659
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	521
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	785
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	104	102
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,172	1,038
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	403	331
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	676	514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	199	139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,845	3,818
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	1,234	400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	325	324
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,000	995
				20,070
Total Tax-Exempt Municipal Bonds (Cost $1,343,896)				1,289,565
Total Investments (99.8%) (Cost $1,343,896)				1,289,565
Other Assets and Liabilities—Net (0.2%)				2,045
Net Assets (100%)				1,291,610
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $152,000 have been segregated as initial margin for open futures contracts.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $37,530,000, representing 2.9% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	172	18,388	4

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(41)	(5,243)	(30)
				(26)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,289,565	—	1,289,565
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Liabilities
Futures Contracts[1]	30	—	—	30
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.